Stockholders' equity, Other Components of Equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other components of equity [Abstract]
Balance, beginning of period	$ 2,108,440	$ 1,974,377	$ 1,801,024
Defined benefit plan	52	4,551	8,453
Tax expense	(15)	(8,257)	(2,536)
Balance, end of period	2,417,969	2,108,440	1,974,377
Legal Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period	216,948	216,948
Defined benefit plan	0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	216,948	216,948	216,948
Actuarial Gain and Losses [Member]
Other components of equity [Abstract]
Balance, beginning of period	(61,630)	(64,816)
Defined benefit plan	52	4,551
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	52	4,551
Tax expense	(15)	(1,365)
Total net of taxes	37	3,186
Balance, end of period	(61,593)	(61,630)	(64,816)
Additional Paid-in Capital [Member]
Other components of equity [Abstract]
Balance, beginning of period	77,106	77,106
Defined benefit plan	0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	77,106	77,106	77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period	(247,668)	(247,668)
Defined benefit plan	0	0
Revaluation surplus		0
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	(247,668)	(247,668)	(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period	712,333	724,281
Defined benefit plan	0	0
Revaluation surplus		22,974
Reclassification from disposal of properties and depreciation	(27,567)	(28,030)
Total before taxes	(27,567)	(5,056)
Tax expense	0	(6,892)
Total net of taxes	(27,567)	(11,948)
Balance, end of period	684,766	712,333	724,281
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period	697,089	705,851	729,092
Defined benefit plan	52	4,551
Revaluation surplus		22,974
Reclassification from disposal of properties and depreciation	(27,567)	(28,030)
Total before taxes	(27,515)	(505)
Tax expense	(15)	(8,257)
Total net of taxes	(27,530)	(8,762)
Balance, end of period	$ 669,559	$ 697,089	$ 705,851